RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2013
Cukierman & Co. [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Transactions	Expenses the Company recorded according to the Service Agreement with Cukierman & Co. are:
	Year ended December 31,
	2013	2012	2011

Retainer fee	$76	$98	$120

Total	$76	$98	$120

Edouard Cukierman [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Transactions
Expenses incurred in accordance with the Active Chairman Agreement with Edouard Cukierman are as follows:

	Year ended December 31,
	2013	2012	2011

Chairman fees	$60	$60	$60
Stock option compensation expenses	10	10	43

Total	$70	$70	$103

THCAP [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Transactions
Expenses incurred according to the agreements with THCAP are as follows:

	Year ended December 31,
	2013	2012	2011

Retainer fees	$44	$2	$-
Directors fee	7	11	10
Stock warrants compensation expenses	-	6	1

Total	$51	$19	$11